Geographic information and major customers	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Geographic information and major customers

16. Geographic information and major customers

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company manages its business on the basis of one reportable segment, and derives revenues from licensing of software, sale of professional services, maintenance and technical support. The following are a summary of consolidated revenues within geographic areas:

	Year Ended December 31,
	2015	2016	2017
	(In thousands)
United States	$63,440	$92,116	$134,676
EMEA(1)	20,770	25,668	33,097
Rest of the World(1)	11,146	14,628	18,283

Total revenue	$95,356	$132,412	$186,056

(1)	No single country represented more than 10% of consolidated revenue